Segments and Geographic Information (Tables)	12 Months Ended
Oct. 31, 2023
Segments and Geographic Information [Abstract]
Schedule of Sales Revenues	Sales revenues comprised of the following:
	Years Ended
	October 31,		October 31,		October 31,
	2023		2022		2021
NEVs sales	4,507,550	76%	5,615,944	95%	1,192,558	13%
Franchisees service revenues	1,334,705	23%	283,763	5%	8,093,070	87%
Other service revenues	88,745	1%	23,595	-%	-	-%
Total	5,931,000	100%	5,923,302	100%	9,285,628	100%
Direct costs comprised of the following:
	Years Ended
	October 31, 2023		October 31, 2022		October 31, 2021
NEVs sales	4,540,944	99%	5,607,623	89%	1,344,742	28%
Franchisees service revenues	380	-%	693,143	11%	3,509,493	72%
Other service revenues	51,147	1%	16,065	-%	-	-
Total	4,592,471	100%	6,316,831	100%	4,854,235	100%

Gross profit (loss) comprised of the following:
	Years Ended
	October 31, 2023		October 31, 2022		October 31, 2021
NEVs sales	(33,394)	(2)%	8,321	(2)%	152,184	(3)%
Franchisees service revenues	1,334,325	100%	(409,380)	104%	4,583,577	103%
Other service revenues	37,598	2%	7,530	(2)%	-	-%
Total	1,338,529	100%	(393,529)	100%	4,431,393	100%